LEASES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2022	May 10, 2022	Sep. 30, 2021	Feb. 28, 2018
Lessee, Lease, Description [Line Items]
Lease term			20 years		11 years 9 months
Option to purchase, amount				$ 25.1
Finance lease liability remeasurement adjustment				$ 10.5
Derecognition of finance lease liability	$ 24.7
Land, Buildings and Improvements
Lessee, Lease, Description [Line Items]
Consideration received		$ 52.5	$ 52.5
Promissory Note | Notes Payable, Other Payables
Lessee, Lease, Description [Line Items]
Face amount	$ 25.0